Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust II
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Jan. 12, 2018